Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,957,000
Previously Paid Amount	0.00
Total Fee Amount	822.66
Total Offset Amount	0.00
Net Fee	822.66
Narrative - Max Aggregate Offering Price	$ 5,957,000
Final Prospectus	true